ROYALTY INCOME (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Royalty income	$ 12,068
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Royalty income	$ 12,068	$ 0